SCOPE OF CONSOLIDATION - Income (Loss) from Investments in Associates, Joint Ventures and Other Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Share in net earnings of equity-accounted companies	$ 770	$ 1,181	$ 1,193
Impairment charges	0	(1,405)	0
Dividend income	9	3	124
Total	$ 779	$ (221)	1,317
Erdemir
Disclosure of financial assets [line items]
Dividend income			$ 117